Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
May 31, 2024
Text Block [Abstract]
Components of Prepaid Expenses and Other Current Assets, Net
Prepaid expenses and other current assets, net, consisted of the following:

	As of May 31,
	2023	2024
	US$	US$
Receivable from third party payment platform	64,962	103,704
Advances to suppliers	63,473	77,184
Interest receivables	8,154	31,501
VAT recoverable	21,887	25,155
Prepaid advertising fees	10,336	20,960
Rental deposits	18,399	18,445
Staff advances (a)	5,042	10,030
Prepaid rents (b)	8,004	7,960
Deposits of advertising and decoration	555	2,650
Others	11,119	12,480

	211,931	310,069

Less: allowance for prepaid expenses and other current assets	(691)	(605)

	211,240	309,464

(a)	Staff advances were provided to staff for travelling and business related use and are expensed as incurred.
(b)	Prepaid rents represent the prepayment of rent related to leases less than 12 months.